Results for the Year - Corporate and Deferred Tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results for the Year
Current tax on result	kr 968	kr 1,191	kr 444
Adjustment to deferred tax	(371)	(112)	294
Adjustment to valuation allowance	378	67	(45)
Total tax expense (income)	kr 975	kr 1,146	kr 693